STARBOARD INVESTMENT TRUST

ADAPTIVE INCOME FUND

Supplement dated October 16, 2020
to the Summary Prospectus dated October 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Adaptive Income Fund (the “Fund”).

As of October 1, 2020, Buckhead Capital Investments, LLC no longer manages the assets of the Fund and Matt Boden, Rick Nelson, and Chad Stephens no longer serve as a portfolio manager to the Fund.  All references to Buckhead Capital Investments, Matt Boden, Rick Nelson, and Chad Stephens are deleted.
Effective immediately, the name of the Fund is changed to “Adaptive Hedged Income Fund.”  All references in the Summary Prospectus to the “Adaptive Income Fund” should be read to refer to the new name.
The section of the Fund’s Summary Prospectus entitled “Principal Investment Strategies” is replaced in its entirety with the following:

The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in fixed income securities based upon institutional research. These investments may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield -high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, real estate investment trusts, preferred securities, global debt securities and dividend paying equity investments. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.
The Fund may invest in fixed income securities of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”), bonds of issuers in default, and unrated bonds. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.
The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which a passive ETF follows its index).  The dividend paying equity Portfolio Funds are selected based on dividend yield, diversification, liquidity, and cost.  When the Advisor’s model indicates a negative market trend, the Fund may utilize defensive investments, including ETFs that invest in treasury bonds, exchange traded notes (“ETNs”) and leverage and inverse ETFs to hedge the Fund’s portfolio. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and higher taxes. The Fund may invest up to 15% of its net assets in illiquid investments.
The below risk is added to the section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund:”
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
The section of the Fund’s Summary Prospectus entitled “Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC d/b/a Adaptive Investments serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since October 2020.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the prospectus.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

ADAPTIVE INCOME FUND

Supplement dated October 16, 2020
to the Prospectus dated October 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Adaptive Income Fund (the “Fund”).
As of October 1, 2020, Buckhead Capital Investments, LLC no longer manages the assets of the Fund and Matt Boden, Rick Nelson, and Chad Stephens no longer serve as a portfolio manager to the Fund.  All references to Buckhead Capital Investments, Matt Boden, Rick Nelson, and Chad Stephens are deleted.
Effective immediately, the name of the Fund is changed to “Adaptive Hedged Income Fund.”  All references in the Prospectus to the “Adaptive Income Fund” should be read to refer to the new name.
The section of the Fund’s Prospectus entitled “Fund Summary - Adaptive Income Fund – Principal Investment Strategies” is replaced in its entirety with the following:

The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in fixed income securities based upon institutional research. These investments may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield-high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, real estate investment trusts, preferred securities, global debt securities, and dividend paying equity investments. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.
The Fund may invest in fixed income securities of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”), bonds of issuers in default, and unrated bonds. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.
The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which a passive ETF follows its index). The dividend paying equity Portfolio Funds are selected based on dividend yield, and diversification.  When the Advisor’s model indicates a negative market trend, the Fund may utilize defensive investments, including ETFs that invest in treasury bonds, exchange traded notes (“ETNs”) and leverage and inverse ETFs to hedge the Fund’s portfolio. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and higher taxes. The Fund may invest up to 15% of its net assets in illiquid investments.
The below risk is added to the section of the Fund’s Prospectus entitled “Fund Summary-Adaptive Income Fund – Principal Risks of Investing in the Fund:”
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
The section of the Fund’s Prospectus entitled “Fund Summary – Adaptive Income Fund – Management” is replaced in its entirety with the following:

Investment Advisor.  Cavalier Investments, LLC d/b/a Adaptive Investments serves as the Fund’s investment advisor.

Portfolio Manager.  The Fund’s portfolio manager is Scott Wetherington.  Mr. Wetherington has provided services to the Fund since October 2020.

For important information about Purchase and Sale of Fund Shares, Tax Information, and Financial Intermediary Compensation, please turn to page 55 of the prospectus.

The section of the Fund’s Prospectus entitled “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies and Risks – Principal Investment Strategies for the Funds – Adaptive Income Fund” is replaced with the following:

The Advisor seeks to achieve the Fund’s investment objective of total return by investing primarily in other investment companies, including mutual funds and exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund (“Portfolio Funds”) or making direct investments in fixed income securities based upon institutional research. These investments may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high-yield, high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, real estate investment trusts, preferred securities, and global debt securities. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.

The Fund may invest in fixed income securities of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”), bonds of issuers in default, and unrated bonds. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond's price will drop as interest rates rise (and the greater the interest rate risk). As a general rule, for every 1% change in interest rates (increase or decrease), a bond’s price will change approximately 1% in the opposite direction, for every year of duration.  The Fund will not be limited in its investments by sector criteria and may invest in foreign securities, including foreign securities in emerging markets.
The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the profitability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against asset loss. The Advisor’s research includes momentum factors on various fixed income sectors measured over both short- and long-term periods to create a ranking methodology.  Research also includes technical indicators such as moving averages for additional risk control.  Valuation metrics are measures of a company’s performance, financial health, and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. When the Advisor’s model indicates a negative market trend, the Fund may utilize defensive investments, including ETFs that invest in treasury bonds, ETNs, and leveraged and inverse ETFs to hedge the Fund’s portfolio. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.
The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and higher taxes. The Fund may invest up to 15% of its net assets in illiquid investments. Portfolio turnover will not be a limiting factor in making investment decisions.
The below risk for the Fund is added to the chart in the Fund’s Prospectus entitled “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies and Risks – Principal Investment Risks for the Funds””

	Income Fund	Fundamental Growth Fund	Growth Opportunities Fund	Hedged High Income Fund	Tactical Economic Fund	Tactical Rotation Fund
REIT	X			X

The second and third paragraphs in the section of the Fund’s Prospectus entitled “Management of the Funds – Investment Advisor” is replaced with the following:

The Funds’ Advisor intends to primarily utilize an investment sub-advisor in seeking the investment objective of the Adaptive Growth Opportunities Fund, pending board and shareholder approval. The Advisor will be responsible for monitoring and overseeing the investment sub-advisor, including the monitoring of risk and the continual validation of the sub-advisor and investment strategy. The Advisor may directly manage a portion of the portfolio of the Adaptive Growth Opportunities Fund from time to time. Such directly managed portion of the respective Fund’s portfolio will be less than 10% of the Fund’s assets and will not be a principal strategy.

Each of the Funds are wholly or partially managed by the Advisor. The Advisor and sub-advisor, as applicable to their managed assets, are responsible for the selection of broker-dealers through which the Funds execute portfolio transactions.

The section of the Fund’s Prospectus entitled “Management of the Funds – Investment Advisor – Portfolio Managers” is replaced with the following:

Portfolio Managers.  The portfolio manager(s) assigned to each individual Fund are as follows:

Fund	Portfolio Manager	Advisor/Sub-Advisor
Adaptive Income Fund	Scott Wetherington	Advisor
Adaptive Fundamental Growth Fund	Scott Wetherington	Advisor
Adaptive Growth Opportunities Fund	Brian Shevland	Bluestone Capital Management, LLC
Adaptive Hedged High Income Fund	Scott Wetherington	Advisor
Adaptive Tactical Economic Fund	Scott Wetherington	Advisor
Adaptive Tactical Rotation Fund	Scott Wetherington	Advisor

Scott Wetherington is a portfolio manager for the Adaptive Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged High Income Fund, Adaptive Tactical Economic Fund, and Adaptive Tactical Rotation Fund. Scott has served as chief investment officer of Cavalier Investments LLC d/b/a Adaptive Investments since 2016.  Prior to Adaptive Investments, Scott served as senior portfolio manager and chief investment strategist for Linder Capital Advisors from 2009 to 2016.  Scott also holds the chartered financial analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.

A description of the business experience of other portfolio managers is described below in “Investment Sub-Advisors.” The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio manager(s), and the portfolio managers’ ownership of shares of the Fund.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

ADAPTIVE INCOME FUND

Supplement dated October 16, 2020
to the Statement of Additional Information dated October 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the Adaptive Income Fund (the “Fund”).

As of October 1, 2020, Buckhead Capital Investments, LLC no longer manages the assets of the Fund and Matt Boden, Rick Nelson, and Chad Stephens no longer serve as a portfolio manager to the Fund.  All references to Buckhead Capital Investments, Matt Boden, Rick Nelson, and Chad Stephens are deleted.
Effective immediately, the name of the Fund is changed to “Adaptive Hedged Income Fund.”  All references in the Statement of Additional Information to the “Adaptive Income Fund” should be read to refer to the new name.
For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference